MAYER, BROWN & PLATT
                         2000 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20006-1882




                                                  April 22, 1997




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


               Re:      Security Life of Denver Insurance Company
                        Security Life Separate Account A1
                        (File No. 811-8196)

Dear Sir or Madam:

         It has come to my attention that an amendment to the N-30D filing for the above-mentioned registrant was inadvertently made on April 22, 1997. This filing was not correct and should be disregarded.

         Please contact me at the above-referenced number if you have any questions concerning this filing.

                                  Sincerely,


                                  /s/ Kathy Kresch Ingber
                                  Kathy Kresch Ingber
                                  Counsel



Attachment
cc:      Edward MacDonald, Esq.
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